Investment in Equity Investees	12 Months Ended
Dec. 31, 2012
Investment in Equity Investees
9.	INVESTMENT IN EQUITY INVESTEES

	Equity Interest Owned by the Company
Name of the Equity Investees	At December 31, 2011	At December 31, 2012

Shanghai Tonghua Network Technology Co., Ltd. (“ Tonghua”)	30.00%	30.00%
Beijing Giant Zhengtu	34.00%	N/A
Juxi Network	41.98%	41.98%
Juxian Network	40.80%	40.80%
Yunfeng E-commerce A Fund, L.P. and Yunfeng E-Commerce B Fund, L.P. (Collectively known as the “Yunfeng Fund”)	10.42%	10.42%
Shanghai Tianju Network Technology Co., Ltd. (“Tianju Network”)	N/A	25.67%

	At December 31, 2011			Increased (decreased) during the year ended December 31, 2012				At December 31, 2012
	Cost of Investments	Share of equity income	Investment in equity investees	Cost of investments	Share of equity income	Exchange Loss	Impairment of investments	Cost of investments	Share of equity income	Exchange Loss	Impairment of investments	Investment in equity investees	Investment in equity investees
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Tonghua	3,000,000	(1,731,257)	1,268,743	—	(1,268,743)	—	—	3,000,000	(3,000,000)		—	—	—
Beijing Giant Zhengtu (Note 3)	32,769,269	538,265	33,307,534	(32,769,269)	(538,265)	—	—	—	—	—	—	—	—
Juxi Network	6,128,039	(163,888)	5,964,151	—	(2,752,747)	—	(3,211,404)	6,128,039	(2,916,635)	—	(3,211,404)	—	—
Juxian Network	1,319,023	(1,191,127)	127,896	—	(127,896)	—	—	1,319,023	(1,319,023)	—	—	—	—
Yunfeng Fund (1)	317,050,000	(6,318,100)	310,731,900	—	69,135,783	(2,772,085)	—	317,050,000	62,817,683	(2,772,085)	—	377,095,598	60,528,017
Tianju Network	—	—	—	950,000	(289,613)	—	—	950,000	(289,613)	—	—	660,387	105,999
Total	360,266,331	(8,866,107)	351,400,224	(31,819,269)	64,158,519	(2,772,085)	(3,211,404)	328,447,062	55,292,412	(2,772,085)	(3,211,404)	377,755,985	60,634,016

(1)	In September 2011, the Company invested an aggregate amount of RMB317,050,000 as a limited partner in Yunfeng Fund, for the purpose of purchasing shares of Alibaba Group Holdings Limited (the “Alibaba Group”), China’s leading e-commerce company. Yunfeng Fund has purchased ordinary shares of the Alibaba Group at a price per share of US$13.50. The term of the Yunfeng Fund is 10 years, which may be extended for additional successive one-year periods up to a maximum of two years, and may be further extended upon the written election or vote of a majority in interest of the limited partners.

Given that the Company holds more than three percent interest in Yunfeng Fund and the significance of this investment, the investment is accounted for under the equity method as prescribed in ASC323-10. As of and for the year ended December 31, 2012, the total assets, liabilities, operating loss and unrealized appreciation of Yunfeng fund were RMB3,592,458,277 (US$576,629,312), RMB5,686,069 (US$912,677), nil and RMB658,625,008 (US$105,716,603), respectively.

As at December 31, 2012, the Company recognized an impairment loss of RMB3,211,404 (US$515,466) for Juxi Network as the decline in its value was determined to be other-than-temporary which was recorded in “Investment income/(loss)” in the consolidate statements of operations and comprehensive income. There were no impairment indicators present associated with the investment in these equity investees as at December 31, 2011.